(Loss) Earnings Per Share - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
(Loss) Earnings Per Share
Number of stock option not included in diluted earnings per share	1,894,127	1,538,596	501,485